Other Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Summary of Detailed Information About Intangible Assets

(in millions €)	Goodwill
Acquisition costs
As of January 1, 2023	61.2
Currency differences	(5.6)
Acquisition of subsidiaries and businesses	306.9
As of December 31, 2023	362.5
Acquisition of subsidiaries and businesses	—
Currency differences	18.1
As of December 31, 2024	380.6

(in millions €)	In-process R&D	Concessions, licenses and similar rights	Advance payments	Total
Acquisition costs
As of January 1, 2023	—	222.3	13.1	235.4
Additions	443.5	45.7	15.8	505.0
Disposals	—	(1.6)	(1.6)	(3.2)
Reclassifications	—	4.9	(4.9)	—
Currency differences	—	(3.6)	—	(3.6)
Acquisition of subsidiaries and businesses	—	187.4	—	187.4
As of December 31, 2023	443.5	455.1	22.4	921.0
Additions	97.1	6.2	11.9	115.2
Disposals	—	(2.9)	—	(2.9)
Reclassifications	—	11.6	(11.6)	—
Currency differences	—	11.1	—	11.1
As of December 31, 2024	540.6	481.1	22.7	1,044.4

(in millions €)	In-process R&D	Concessions, licenses and similar rights	Advance payments	Total
Cumulative amortization and impairment charges
As of January 1, 2023	—	76.9	—	76.9
Amortization	—	40.5	—	40.5
Disposals	—	(0.3)	—	(0.3)
Currency differences	—	(0.2)	—	(0.2)
As of December 31, 2023	—	116.9	—	116.9
Amortization	—	54.8	—	54.8
Impairment	55.1	28.2	—	83.3
Disposals	—	(2.8)	—	(2.8)
Currency differences	—	1.8	—	1.8
As of December 31, 2024	55.1	198.9	—	254.0

(in millions €)	In-process R&D	Concessions, licenses and similar rights	Advance payments	Total
Carrying amount
As of December 31, 2023	443.5	338.2	22.4	804.1
As of December 31, 2024	485.5	282.2	22.7	790.4

Summary of Goodwill Recognized

	CGU Immunotherapies		CGU External Product Sales of JPT		CGU External Business of InstaDeep		Total
(in millions €)	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
Goodwill	369.8	352.2	0.5	0.5	10.3	9.8	380.6	362.5
Intangible assets with indefinite useful life	486.5	444.5	—	—	—	—	486.5	444.5
Total	856.3	796.7	0.5	0.5	10.3	9.8	867.1	807.0